NOTE PAYABLE (Tables)	6 Months Ended
Jun. 30, 2019
NOTE PAYABLE (Tables)
Schedule of notes payable

	June 30, 2019	December 31, 2018
Pubrelco Inc., a non-related party executed the purchase of $60,000 note from our CEO, Dr. Ruggero Santilli on November 26, 2018. The demand note carries a 2.15% annual percentage rate and has no maturity date.	$60,000	$60,000
Total notes payable	$60,000	$60,000
Accrued interest	763	124
Current portion of note payable and accrued interest	$60,763	$60,124